FEDERATED SMALL CAP STRATEGIES FUND

(A Portfolio of Federated Equity Funds)

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

SUPPLEMENT TO PROSPECTUS DATED DECEMBER 31, 1999

On page 15 of the prospectus under the section entitled THE FUND'S PORTFOLIO MANAGERS ARE, please delete the biography of Grant K. McKay in its entirety.

Aash M. Shah, James E. Grefenstette and Bernard J. Picchi remain as Portfolio Managers to the Fund.

                                                              September 30, 2000





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Federated Small Cap Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM


Federated Securities Corp., Distributor

CUSIP 314172404
CUSIP 314172503
CUSIP 314172602
25744 (9/00)